Investment Objectives and Goals - Franklin OnChain U.S. Government Money Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN ONCHAIN U.S. GOVERNMENT MONEY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To provide investors with as high a level of current income as is consistent with the preservation of shareholders’ capital and liquidity. The Fund also tries to maintain a stable $1.00 share price.